Organization and Nature of Operations - Summary Of Principal Subsidiaries And VIEs (Detail)	12 Months Ended
Dec. 31, 2024
Agora Lab, Inc.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jan. 13, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	California, United States
API Investment Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 02, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Investment holding
Place Of Incorporation	Cayman Islands
ShengWang Hongkong Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 12, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Investment holding
Place Of Incorporation	Hong Kong
Dayin Network Technology Co., Ltd. ("Dayin")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Apr. 30, 2015
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	PRC
Shanghai Jiyin Network Technology Co., Ltd. ("Jiyin")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	May 26, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	PRC
Agora IO Singapore PTE. Ltd.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Nov. 04, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	Singapore
Agora Labs India Private Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 29, 2021
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	India
Agora (Shanghai) Technology Co., LTD
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Feb. 06, 2023
Percentage of direct/indirect economic interest	100.00%
Principal Activities, VIEs	Provision of services
Place Of Incorporation	RPC
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jul. 29, 2022
Percentage of direct/indirect economic interest	100.00%
Principal Activities, VIEs	Construction
Place Of Incorporation	PRC
AGORA.IO INC.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Apr. 12, 2023
Percentage of direct/indirect economic interest	100.00%
Principal Activities, VIEs	Investment holding
Place Of Incorporation	Delaware, United States
Shanghai Zhaoyan Network Technology Co., Ltd. ("Zhaoyan")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Mar. 28, 2014
Principal Activities	Provision of services
Percentage of Direct or Indirect Ownership, VIEs	100.00%
Place Of Incorporation	PRC